Property plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 1,639	€ 9,172	€ 19,725
Impairment loss related to property, plant and equipment	623
Reversal of impairment loss related to property, plant and equipment	1,379
Reversal of impairment loss recognized in right of use asset	1,564
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill	2
Thom Browne
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	820
Zegna
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss related to right-of-use assets	3,432
Reversal of impairment loss recognized in right of use asset	1,201
Disposals	1,412
Zegna
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	1,639
Impairment loss related to right-of-use assets	3,933
Impairment loss related to intangible assets	28
Thom Browne
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 0	€ 0	€ 0
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (bps)	8.84%	4.99%
Bottom of range | Zegna
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (bps)	1.50%
Bottom of range | Thom Browne
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (bps)	1.50%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (bps)	17.20%	21.63%
Top of range | Zegna
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (bps)	5.00%
Top of range | Thom Browne
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate (bps)	3.00%